Equity - Schedule of Stock Option Activity (Details)	9 Months Ended
Sep. 30, 2019 $ / shares shares
Equity [Abstract]
Number of Options Granted | shares	32,800
Number of Options Exercised | shares
Number of Options Forfeited | shares
Number of Shares Options Outstanding Ending Balance | shares	32,800
Number of Shares Options Exercisable | shares	12,100
Weighted Average Exercise Price Outstanding Beginning Balance
Weighted Average Exercise Price Granted	4.0
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Forfeited
Weighted Average Exercise Price Outstanding Ending Balance	4.0
Exercise Price Per Share Exercisable	$ 4.0
Weighted Average Remaining Contractual Life (in Years) Outstanding, Granted	4 years 2 months 12 days
Weighted Average Remaining Contractual Life (in Years) Outstanding, Ending	4 years 2 months 12 days
Weighted Average Remaining Contractual Life (in Years) Exercisable	4 years 2 months 12 days